Note 3 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Unvested (in shares)	18,026	64,487
Unvested, weighted average grant date fair value (in dollars per share)	$ 7.07	$ 6.62
Granted (in shares)	142,276	4,026
Granted, weighted average grant date fair value (in dollars per share)	$ 16.94	$ 14.9
Vested (in shares)	(18,026)	(50,487)
Vested, weighted average grant date fair value (in dollars per share)	$ 7.73	$ 7.12
Unvested (in shares)	142,276	18,026
Unvested, weighted average grant date fair value (in dollars per share)	$ 16.86	$ 7.07